Capitalized Software Development Costs, Net (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Schedule of changes in capitalized software development costs
	Year ended December 31,
	2019	2020

Balance at the beginning of the year	$22,434	$23,953

Capitalization	5,665	5,798
Amortization	(5,668)	(6,558)
Functional currency translation adjustments	1,522	1,169

Balance at year end	$23,953	$24,362